Income Taxes - Group's deferred tax liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Income Taxes
Deferred tax liabilities, beginning balance	¥ 3,548		¥ 3,961
Decrease due to amortization of intangible assets	(207)		(207)
Increase due to acquisition	651
Exchange translation adjustment	59		(206)
Deferred tax liabilities, ending balance	¥ 4,051	$ 604	¥ 3,548